Income Taxes - Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 181.1	$ 217.2
Capital loss carryforwards	17.8	9.7
Insurance reserves: Losses and loss adjustment expenses	111.2	104.1
Unrealized losses on investments	7.4	8.9
Accrued expenses	11.3	13.4
Foreign tax credit carryforwards	22.0	19.0
Unearned premiums	34.5	35.0
Intangible assets	82.7	82.9
Office properties and equipment	14.7	16.5
Operating lease liability	15.0	15.6
Other temporary differences	8.1	7.6
Total deferred tax assets	505.8	529.9
Less valuation allowance	(64.0)	(172.7)
Deferred tax assets, net of valuation allowance	441.8	357.2
Deferred acquisition costs	(31.0)	(32.4)
Intangible assets	0.2	0.0
Operating lease assets	(10.4)	(10.4)
Deferred Tax Liabilities, GAAP differences	0.0	0.1
Other temporary differences	(3.4)	(3.3)
Total deferred tax (liabilities)	(45.0)	(46.2)
Deferred tax assets, net	$ 396.8	$ 311.0